Cumulative Value of Intangible Assets Related to Acquisition (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Liabilities [Line Items]
Accumulated Impairment	$ (255)	$ (3,444)
FCI, Centronix, BTL, Shannon and Bigtera
Finite-Lived Intangible Liabilities [Line Items]
Cost	13,117
Accumulated Impairment	(3,699)
Accumulated Amortization	$ (9,418)